                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22987

                         Pioneer ILS Interval Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.
			Pioneer ILS Interval Fund
			Schedule of Investments 1/31/16 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			CORPORATE BONDS - 89.0%
			Insurance - 89.0%
			Reinsurance - 89.0%
	750,000		Ace Syndicated 2015, Variable Rate Notes, 7/12/16 (c)(d)	$727,800
	600,000	6.12	Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)	614,880
	1,043,640		Altair Re, Variable Rate Notes, 6/30/17 (c)(d)	413,699
	1,800,000		Arlington Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 8/31/16 (c)(d)	1,981,620
	1,500,000		Berwick 2016-1 Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (c)(d)	1,515,000
	1,500,000		Berwick Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (c)(d)	1,515,000
	500,000	4.56	Blue Danube II, Ltd., Floating Rate Note, 5/23/18 (Cat Bond) (144A)	499,050
	250,000	7.04	Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)	254,950
	3,000,000		Carnosutie 2016-N,Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (c)(d)	3,014,100
	2,000,000		Carnoustie Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (c)(d)	2,009,400
	400,000		Clarendon Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/15/16 (c)(d)	399,880
	250,000	3.80	Cranberry Re, Ltd., Floating Rate Note, 7/6/18 (Cat Bond) (144A)	252,650
EURO	1,000,000		Dundonald Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 1/17/17 (c)(d)	966,794
	250,000	9.23	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	251,625
	70,000		Eden Re II, Ltd., Variable Rate Notes, 4/19/18 (144A) (c)(d)	74,550
	6,930,000		Eden Re II, Variable Rate Notes, 4/23/19 (c)(d)	6,930,000
	750,000		Galileo Re, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A) (c)	750,225
	1,250,000		Galileo Re, Ltd., Floating Rate Note, 1/8/19 (Cat Bond) (144A) (c)	1,251,125
	7,000,000		Gleneagles Segregated Account (Kane SAC Ltd), Variable Rate Notes, 11/30/20 (c)(d)	7,067,200
	3,000,000		Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Note 11/30/20 (c)(d)	3,018,900
	8,000,000		Gullane Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 11/30/20 (c)(d)	8,050,400
	500,000	4.56	Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)	502,850
	250,000	4.92	Kilimanjaro Re, Ltd., Floating Rate Note, 4/30/18 (Cat Bond) (144A)	248,375
	500,000		Lahinch Re, Variable Rate Notes, 6/15/16 (c)(d)	505,200
	250,000	9.95	Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)	257,675
	2,600,000		Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (c)(d)	2,961,400
	500,000	4.49	MetroCat Re, Ltd., Floating Rate Note, 8/5/16 (Cat Bond) (144A)	501,700
	1,000,000	7.71	Multicat Mexico Re, Ltd., Floating Rate Note, 12/4/15 (Cat Bond)(144A)	210,000
	250,000	8.73	Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	256,500
	250,000	7.42	Northshore Re, Ltd., Floating Rate Note, 7/5/16 (Cat Bond) (144A)	252,575
	1,500,000		Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (c)(d)	1,600,200
	2,000,000		Pangaea Re., Variable Rate Notes, 11/30/20 (c)(d)	2,014,000
	3,220,000		Pangaea Re., Variable Rate Notes, 2/1/20 (c)(d)	3,242,540
	2,000,000		Prestwick Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 7/1/16 (c)(d)	2,232,600
	250,000	8.76	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	250,950
	550,000	5.94	Queen Street X Re, Ltd., Floating Rate Note, 6/8/18 (Cat Bond) (144A)	546,645
	250,000	N/A	Queen Street XI Re Dac, Floating Rate Note, 6/7/19 (Cat Bond) (144A) (c)	249,550
	250,000	9.52	Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)	261,425
	450,000	4.00	Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)	494,200
	500,000	4.05	Sanders Re, Ltd., Floating Rate Note, 6/7/17 (Cat Bond) (144A)	499,200
	16,997		Sector Re V, Ltd., Variable Rate Notes, 12/1/19 (144A) (c)(d)	548,405
	2,250,000		Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (c)(d)	2,283,750
	3,800,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (c)(d)	4,267,780
	3,600,000		Sector Re V, Ltd., Variable Rate Notes, 3/1/20 (144A) (c)(d)	4,352,400
	5,600,000		Silverton Re, Ltd., Variable Rate Notes, 9/18/17 (144A) (c)(d)	447,930
	2,000,000		St. Andrew Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 2/1/18 (c)(d)	2,017,800
	1,000,000		St. Andrews Segregated Account (Kane SAC Ltd.), Variance Rate Notes, 2/1/18 (c)(d)	1,008,900
	500,000	3.42	Tramline Re II, Ltd., Floating Rate Note, 7/7/17 (Cat Bond) (144A)	717,920
	8,050,000		Versutus 2016 Class A-1, Variable Rate Notes, 11/30/20 (c)(d)	8,091,860
	1,950,000		Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (c)(d)	1,960,140
	1,000,000	N/A	Vitality Re VII, Ltd., Floating Rate Note, 1/7/20 (Cat Bond) (144A) (c)	999,700
				$85,343,018
			Total Insurance	$85,343,018
			TOTAL CORPORATE BONDS
			(Cost $83,005,851)	$85,343,018

			TOTAL INVESTMENT IN SECURITIES - 89.0%
			(Cost $83,005,851) (a)	$85,343,018

			OTHER ASSETS & LIABILITIES - 11.0%	$10,580,706

			TOTAL NET ASSETS - 100.0%	$95,923,724

	(Cat Bond)		Catastrophe or event linked bond. At January 31, 2016 the value of these securities amounted to $9,853,780 or 10.3% of total
			net assets.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2016, the value of these securities amounted to $29,028,585 or 30.3% of total net assets.

	(a)		At January 31, 2016, the net unrealized appreciation on investments based on cost for federal income tax purposes of $83,005,851 was as follows:

			Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 3,101,213

			Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(764,046)

			Net unrealized appreciation	$ 2,337,167

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Rate to be determined.

	(d)		Structured reinsurance investment. At January 31, 2016, the value of these securities amounted to $75,489,238 or 78.7% of total
			net assets.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

		EURO	Euro

	CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

	Notional Principal ($) (1)	Counterparty	Obligation Entity/Index	Coupon	Credit Rating (2)	Expiration Date	Premiums (Received)	Net Unrealized Depreciation
	1,000,000	J.P. Morgan Chase Bank NA	Hannover Finance SA	1.00%	A	3/30/17	$(10,250)	$(135)
							$(10,250)	$(135)
(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Based on Standard & Poor’s rating of the issuer or the weighted average rating of all the underlying securities of the index

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Notes 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Notes 1A.

The following is a summary of the inputs used as of January 31, 2016, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$10,123,770	$75,219,248	$85,343,018
Total	$-	$10,123,770	$75,219,248	$85,343,018

Following is a reconciliation of assets using significant unobservable inputs (Level 3):

		Corporate Bonds
	Balance as of 10/31/15	$65,104,277
	Realized gain (loss)1	9,218
	Change in unrealized appreciation (depreciation)2	(7,796,413)
	Purchases	57,145,375
	Sales	(39,243,209)
	Transfers in to Level 3 *	-
	Transfers out of Level 3 *	-
	Balance as of 1/31/16	$75,219,248

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized
	appreciation (depreciation) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2016, there were no transfers between Levels 1, 2 and 3.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 1/31/16	$(4,453,442)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer ILS Interval Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date March 30, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date March 30, 2016

* Print the name and title of each signing officer under his or her signature.